Income Taxes - Summary of Reconciliation Between Effective Tax Rate On Income From Continuing Operations (Detail)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.K. provision at statutory rate	19.00%	19.00%	19.00%	19.00%
Expenses not deductible for tax purposes	(2.20%)	(1.40%)	0.90%	(3.60%)
Goodwill writeback	(1.60%)	1.40%	0.00%	0.00%
Non-deductible interest expense	(3.40%)	0.00%	(3.60%)	0.00%
Income not taxable	0.00%	4.30%	0.00%	0.80%
Stock based compensation	0.00%	47.40%	2.60%	1.50%
Chargeable gains/(losses)	0.10%	(2.00%)	0.00%	0.00%
Remeasurement of warrant Liability	0.00%	(8.90%)	0.00%	0.00%
Transaction cost adjustment	0.00%	0.00%	(1.40%)	0.00%
Leasing	0.00%	0.00%	0.00%	(0.40%)
Foreign rate difference	0.00%	(5.60%)	0.00%	(1.50%)
Change in valuation allowance	(2.20%)	(47.90%)	(21.60%)	(4.00%)
Effective tax rate	11.30%	(0.70%)	(4.10%)	11.80%